                       AMENDMENT DATED FEBRUARY 26, 2002
                     TO STATEMENT OF ADDITIONAL INFORMATION
             OF THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
                               DATED MAY 1, 2001
    On June 22, 2001, the Program's Board of Directors (including each director who is not an interested person) approved a new Administration Agreement with Merrill Lynch Investment Managers, L.P. ("Merrill Lynch" or "MLIM"), Prudential Securities Incorporated, Morgan Stanley DW Inc. and Salomon Smith Barney Inc. The fees and services under the new agreement are identical to those of the previous administration agreement.
    MLIM, 800 Scudders Mill Road, Plainsboro, N.J. 08536, (212) 670-0213, is a registered investment adviser and is adviser to a variety of open-end and closed-end investment companies. MLIM and its affiliates have over $500 billion in investment company and other portfolio assets under management. MLIM is owned by Merrill Lynch & Co., Inc., a financial services holding company.
    The references to Merrill Lynch on page 7 refer to Merrill Lynch, Pierce, Fenner & Smith Incorporated.
    The new officers of the Program are as follows:

                                                  POSITIONS           PRINCIPAL OCCUPATIONS DURING
NAME AND ADDRESS                               WITH REGISTRANT               PAST FIVE YEARS
----------------                            ----------------------  ---------------------------------
Terry K. Glenn (61)*......................  President and Director  Chairman (Americas Region) since
  800 Scudders Mill Rd.                                             2001, Executive Vice President,
    Plainsboro, N.J. 08536                                          MLIM and Fund Asset Management,
                                                                    L.P. ("FAM") (including their
                                                                    corporate predecessors) since
                                                                    1983; Executive Vice President
                                                                    and Director, Princeton Services,
                                                                    Inc. ("Princeton Services") since
                                                                    1993; President, FAM
                                                                    Distributors, Inc. ("FAMD") since
                                                                    1986 and Director thereof since
                                                                    1991; Director, Financial Data
                                                                    Services, Inc.; President,
                                                                    Princeton Administrators, L.P.
                                                                    since 1988.
Frank Viola (37)*.........................      Vice President      Portfolio Manager of MLIM since
  800 Scudders Mill Rd.                                             1997; Managing Director. Vice
    Plainsboro, N.J. 08536                                          President, Treasurer, Merrill
                                                                    Lynch Bank & Trust, 1996-1997.
                                                                    Vice President, Merrill Lynch
                                                                    Capital Markets, 1993-1996.
Donald C. Burke (41)*.....................        Treasurer         First Vice President, MLIM and
  500 College Rd.                                                   FAM since 1997 and Treasurer
    Plainsboro, N.J. 08536                                          since 1999; Senior Vice President
                                                                    and Treasurer, Princeton Services
                                                                    since 1999; Vice President, FAMD
                                                                    since 1999; Vice President, MLIM
                                                                    and FAM, 1990-1997; Director of
                                                                    Taxation, MLIM, since 1990.
Phillip S. Gillespie (38)*................        Secretary         First Vice President, MLIM, since
  800 Scudders Mill Rd.                                             2001; Director, 2000-2001; Vice
    Plainsboro, N.J. 08536                                          President, 1999-2000; Attorney
                                                                    since 1998. Assistant General
                                                                    Counsel, Chancellor LGT Asset
                                                                    Management Inc., 1997-1998.
                                                                    Senior Counsel and Attorney,
                                                                    Securities and Exchange Com-
                                                                    mission, 1993-1997.

    Each of these officers is also a director, trustee or officer of certain other investment companies for which MLIM or FAM acts as investment adviser or manager. Mr. Viola also advices the Transaction Agent with respect to the solicitation of bids to buy and sell securities on behalf of the Program, subject to the formula described under Transaction Agent in the Prospectus, and also with respect to which dealer should effect the transactions.
------------------------
 * Interested person, as defined in the Investment Company Act of 1940, of the Program.